Property, plant and equiptment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	R$ 84,830	R$ 54,745
Acquisitions	43,038	42,857
Disposals	(433)	344
Transfers	(70)	(433)
Depreciation	(19,492)	(12,683)
Translation gains/losses	(21)
Accounting balance, net	107,852	84,830
Total cost	179,400	136,886
Accumulated depreciation	(71,548)	(52,056)
Accounting balance, net	107,852	84,830
Buildings and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	197	192
Acquisitions	2	10
Disposals
Transfers
Depreciation	(88)	(5)
Translation gains/losses
Accounting balance, net	111	197
Total cost	933	931
Accumulated depreciation	(822)	(734)
Accounting balance, net	R$ 111	197
Buildings and improvements [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates (weighted average) - %	2.00%
Buildings and improvements [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates (weighted average) - %	20.00%
Equipment and facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	R$ 6,973	2,211
Acquisitions	7,835	5,458
Disposals	(94)	215
Transfers	330	(55)
Depreciation	(1,270)	(856)
Translation gains/losses
Accounting balance, net	13,774	6,973
Total cost	19,162	11,091
Accumulated depreciation	(5,388)	(4,118)
Accounting balance, net	R$ 13,774	6,973
Annual depreciation rates (weighted average) - %	10.00%
Agricultural vehicles and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	R$ 10,995	7,736
Acquisitions	1,850	4,634
Disposals	(322)	74
Transfers		(235)
Depreciation	(1,480)	(1,214)
Translation gains/losses	(21)
Accounting balance, net	11,022	10,995
Total cost	26,732	25,225
Accumulated depreciation	(15,710)	(14,230)
Accounting balance, net	R$ 11,022	10,995
Agricultural vehicles and machinery [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates (weighted average) - %	13.00%
Agricultural vehicles and machinery [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates (weighted average) - %	20.00%
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	R$ 762	505
Acquisitions	453	318
Disposals	(17)	55
Transfers		(6)
Depreciation	(154)	(110)
Translation gains/losses
Accounting balance, net	1,044	762
Total cost	2,057	1,621
Accumulated depreciation	(1,013)	(859)
Accounting balance, net	R$ 1,044	762
Annual depreciation rates (weighted average) - %	10.00%
Total in operation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	R$ 18,927	10,644
Acquisitions	10,140	10,420
Disposals	(433)	344
Transfers	330	(296)
Depreciation	(2,992)	(2,185)
Translation gains/losses	(21)
Accounting balance, net	25,951	18,927
Total cost	48,884	38,868
Accumulated depreciation	(22,933)	(19,941)
Accounting balance, net	25,951	18,927
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	111	59
Acquisitions		52
Disposals	(400)
Transfers
Depreciation
Translation gains/losses
Accounting balance, net		111
Total cost		111
Accumulated depreciation
Accounting balance, net		111
Sugarcane [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	65,792	44,042
Acquisitions	32,609	32,385
Disposals
Transfers		(137)
Depreciation	(16,500)	(10,498)
Translation gains/losses
Accounting balance, net	81,901	65,792
Total cost	130,516	97,907
Accumulated depreciation	(48,615)	(32,115)
Accounting balance, net	R$ 81,901	R$ 65,792
Sugarcane [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates (weighted average) - %	16.00%
Sugarcane [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates (weighted average) - %	27.00%